Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies.
Schedule of future lease payments under operating leases

Future lease payments under operating leases as of September 30, 2020 were as follows:

Year ending December 31	US$

The remaining of 2020	494,753
2021	1,590,357
2022	741,411
2023	60,455
Total	2,886,976